Statement of cash flows, indirect method (Parentheticals) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Of which hyperinflation effect from operating activities	€ 926	€ 1,550
Of which hyperinflation effect from investing activities	215	624
Of which hyperinflation effect from financing activities	€ 0	€ 0